FINANCIAL INSTRUMENTS (Movements in the Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative [Line Items]
Net gain/(loss) in fair value movements of non-designated derivatives	$ 1,555	$ (5,571)
Net cash movement on non-designated derivatives and swap settlements	2,975	2,877
Total cash movement and valuation gain/(loss) on non-designated derivatives	4,530	(2,694)
Not designated as hedging instrument
Derivative [Line Items]
Net gain/(loss) in fair value movements of non-designated derivatives	$ 1,555	$ (5,571)